SCHEDULE OF COMPONENTS OF INCOME BEFORE INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax expenses	$ (251,584,044)	$ (15,055,080)	$ (14,458,704)
PRC [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax expenses	(200,522,409)	(10,225,125)	(13,842,300)
Cayamn Islands [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax expenses	(40,144,182)
SWEDEN
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax expenses	(4,683,148)	(2,548,228)	232,644
UNITED STATES
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax expenses	(5,511,073)
Others [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax expenses	$ (723,232)	$ (2,281,727)	$ (849,048)